SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] $ in Millions	Apr. 05, 2022 ARS ($)
Subsequent Event [Abstract]
Increase in legal reserve	$ 1,138
Reserve for capital expenditures, acquisition of treasury shares and dividends	$ 67,707